Goodwill and Other Intangibles, Net - Summary of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020	Sep. 28, 2019
Goodwill [Roll Forward]
Beginning Balance	$ 93,295	$ 89,739	$ 84,518
Acquisitions	93,295	3,556	4,283
Other adjustments			938
Ending Balance	$ 92,821	$ 93,295	$ 89,739